Mortgage Loans Payable (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($)
Mortgage Loans Payable [Line Items]
Principal amount outstanding	$ 2,316.5	$ 1,763.7
Loan One
Mortgage Loans Payable [Line Items]
Principal amount outstanding	79.0
Loan Two
Mortgage Loans Payable [Line Items]
Principal amount outstanding	45.0
Loan Three
Mortgage Loans Payable [Line Items]
Principal amount outstanding	$ 13.5
55 Second Street
Mortgage Loans Payable [Line Items]
Mortgage loans on real estate, number of loans | loan	3
Principal amount outstanding	$ 137.5	$ 137.5